Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Classification of Pre-Payroll Tax and Social Contribution Stock-Based Compensation Expense Included in Consolidated Statements of Income

The following table illustrates the classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income for the years ended December 31, 2021, 2020 and 2019:

	December 31, 2021	December 31, 2020	December 31, 2019

Cost of sales	34	25	22
R&D	70	51	46
SG&A	117	79	77
Total pre-payroll tax and social contribution compensation	221	155	145

Changes in AOCI Attributable to Stockholders

The table below details the changes in AOCI attributable to the company’s stockholders by component, net of tax, for the years ended December 31, 2021, 2020 and 2019:

	Gains (Losses) on Cash Flow Hedges	Gains (Losses) on Available- For-Sale Securities	Defined Benefit Pension Plan Items	Foreign Currency Translation Adjustments (“CTA”)	Total
December 31, 2018	(39)	(2)	(179)	681	461
Cumulative tax impact	4	—	44	—	48
December 31, 2018, net of tax	(35)	(2)	(135)	681	509
OCI before reclassifications	(43)	3	(58)	(35)	(133)
Amounts reclassified from AOCI	79	—	14	—	93
OCI for the year ended December 31, 2019	36	3	(44)	(35)	(40)
Cumulative tax impact	(4)	—	10	—	6
OCI for the year ended December 31, 2019, net of tax	32	3	(34)	(35)	(34)
December 31, 2019	(3)	1	(223)	646	421
Cumulative tax impact	—	—	54	—	54
December 31, 2019, net of tax	(3)	1	(169)	646	475
OCI before reclassifications	64	—	(22)	203	245
Amounts reclassified from AOCI	—	—	14	—	14
OCI for the year ended December 31, 2020	64	—	(8)	203	259
Cumulative tax impact	(8)	—	(3)	—	(11)
OCI for the year ended December 31, 2020, net of tax	56	—	(11)	203	248
December 31, 2020	61	1	(231)	849	680
Cumulative tax impact	(8)	—	51	—	43
December 31, 2020, net of tax	53	1	(180)	849	723
OCI before reclassifications	(90)	(1)	56	(189)	(224)
Amounts reclassified from AOCI	(19)	—	13	—	(6)
OCI for the year ended December 31, 2021	(109)	(1)	69	(189)	(230)
Cumulative tax impact	14	—	(11)	—	3
OCI for the year ended December 31, 2021, net of tax	(95)	(1)	58	(189)	(227)
December 31, 2021	(48)	—	(162)	660	450
Cumulative tax impact	6	—	40	—	46
December 31, 2021, net of tax	(42)	—	(122)	660	496

Schedule of Items Reclassified Out of Accumulated Other Comprehensive Income

Items reclassified out of Accumulated Other Comprehensive Income for the years ended December 31, 2021, 2020 and 2019 are listed in the table below:

Details about AOCI components	Amounts reclassified from AOCI in the year ended December 31, 2021	Amounts reclassified from AOCI in the year ended December 31, 2020	Amounts reclassified from AOCI in the year ended December 31, 2019	Affected line item in the statement where net income (loss) is presented
Gains (Losses) on Cash Flow Hedges
Foreign exchange derivative contracts	15	(3)	(51)	Cost of sales
Foreign exchange derivative contracts	1	1	(6)	Selling, general and administrative
Foreign exchange derivative contracts	3	2	(22)	Research and development
	(3)	—	10	Income tax benefit (expense)
	16	—	(69)	Net of tax
Defined Benefit Pension Plan Items
Amortization of actuarial gains (losses)	(12)	(13)	(13)	Other components of pension benefit costs
Amortization of prior service cost	(1)	(1)	(1)	Other components of pension benefit costs
	2	3	3	Income tax benefit (expense)
	(11)	(11)	(11)	Net of tax
Total reclassifications for the year	5	(11)	(80)
Attributable to noncontrolling interest	—	—	—
Attributable to the parent company stockholders	5	(11)	(80)

Supervisory Board [Member]
Summary of Grants Under Outstanding Stock Award Plans

The table below summarizes grants under the outstanding stock award plans, as authorized by the Compensation Committee:

Year of grant	Options granted	Options waived at grant
2011	172,500	(30,000)
2012	180,000	(22,500)
Since 2013	No options granted

Summary of Nonvested Share Activity

A summary of the options’ activity by plan for the years ended December 31, 2021 and December 31, 2020 is presented below:

Year of grant	Outstanding as of December 31, 2019	Exercised	Expired / Cancelled	Outstanding as of December 31, 2020	Exercised	Expired / Cancelled	Outstanding as of December 31, 2021
2011	45,000	(37,500)	—	7,500	(7,500)	—	—
2012	65,000	(15,000)	—	50,000	(30,000)	—	20,000

Employees [Member]
Summary of Grants Under Outstanding Stock Award Plans

The table below summarizes grants under the outstanding stock award plans in 2021, as authorized by the Compensation Committee:

Date of grant	Plan name	Number of shares granted	Number of shares waived	Number of shares lost on performance conditions
July 24, 2018	2018 Employee Plan	7,552,410	—	—
December 20, 2018	2018 Employee Plan	443,200	—	—
May 23, 2019	2019 CEO Special Bonus	34,960	—	—
July 24, 2019	2019 Employee Plan	7,752,940	—	(1,161,966)
December 26, 2019	2019 Employee Plan	246,750	—	(17,013)
June 17, 2020	2020 CEO Special Bonus	16,000	—	—
July 23, 2020	2020 Employee Plan	7,437,580	—	—
December 24, 2020	2020 Employee Plan	562,350	—	—
July 28, 2021	2021 Employee Plan	6,327,205	—	(*)
December 21, 2021	2021 Employee Plan	213,270	—	(*)

(*)	As at December 31, 2021, a final determination by the Compensation Committee of the Supervisory Board of the achievement of the performance conditions had not been made yet.

Summary of Nonvested Share Activity

A summary of the unvested share activity by plan for the year ended December 31, 2021 is presented below:

Unvested Shares	Unvested as at December 31, 2020	Granted	Forfeited / waived	Vested	Unvested as at December 31, 2021
2018 Employee Plan	2,718,685	—	(8,235)	(2,710,450)	—
2019 CEO Special Bonus	23,306	—	—	(11,654)	11,652
2019 Employee Plan	4,575,120	—	(46,062)	(2,172,659)	2,356,399
2020 CEO Special Bonus	—	16,000	—	(5,333)	10,667
2020 Employee Plan	7,970,945	—	(97,860)	(2,547,419)	5,325,666
2021 Employee Plan	—	6,540,475	(41,870)	(1,100)	6,497,505
Total	15,288,056	6,556,475	(194,027)	(7,448,615)	14,201,889